Stock-Based Compensation (Schedule of Outstanding Stock Options) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	7,094,339	5,704,699	4,888,206	1,948,000
Weighted average exercise price, Outstanding	¥ 1,523	¥ 1,418	¥ 1,616	¥ 3,392
Weighted average remaining contractual life, Outstanding, years	3 years
Number of options, Exercisable	4,442,339	3,222,699	3,585,206
Weighted average exercise price, Exercisable	¥ 1,437	¥ 1,580	¥ 1,648
Weighted average remaining contractual life, Exercisable, years	2 years 4 months 24 days
897 - 1668
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 897
Exercise price, upper range limit	¥ 1,668
Number of options, Outstanding	3,767,889
Weighted average exercise price, Outstanding	¥ 1,327
Weighted average remaining contractual life, Outstanding, years	2 years 7 months 6 days
Number of options, Exercisable	3,767,889
Weighted average exercise price, Exercisable	¥ 1,327
Weighted average remaining contractual life, Exercisable, years	2 years 7 months 6 days
1669 - 3,529
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,669
Exercise price, upper range limit	¥ 3,529
Number of options, Outstanding	3,326,450
Weighted average exercise price, Outstanding	¥ 1,746
Weighted average remaining contractual life, Outstanding, years	3 years 6 months
Number of options, Exercisable	674,450
Weighted average exercise price, Exercisable	¥ 2,051
Weighted average remaining contractual life, Exercisable, years	1 year 4 months 24 days